Financial expenses and income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about finance income expense [Line Items]
Cost of debt	€ (555)	€ (365)	€ (313)
Interest income	533	241	54
Cost of net debt	(22)	(124)	(259)
Non-operating foreign exchange gains/(losses)	(2)	(4)	2
Unwinding of discounting of provisions	(59)	(20)	(11)
Net interest cost related to employee benefits	(73)	(47)	(44)
Gains/(losses) on disposals of financial assets	(1)	1	3
Net interest expense on lease liabilities	(39)	(40)	(35)
Other	(526)	0	16
Net financial income/(expenses)	(722)	(234)	(328)
Financial expenses	(1,313)	(440)	(368)
Financial income	591	206	40
Liability recognised for estimated future royalties	(541)	0	0
Interest rate and currency derivatives used to hedge debt
Disclosure of detailed information about finance income expense [Line Items]
Gain on derivatives used to manage debt	(67)	(11)	14
Gain on derivatives used to manage cash and cash equivalents	€ (13)	€ 68	€ 51